Investments in associates and joint ventures -Carrying amount, equity in results and dividend received (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
Investments in associates and joint ventures		$ 3,568	$ 3,696	$ 2,940
Equity results in income statement		98	309	(445)
Dividends received		$ 227	193	318
VLI S.A.
Investments in associates and joint ventures
% Ownership		37.60%
% Voting capital		37.60%
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership		25.00%
% Voting capital		25.00%
Thyssenkrupp Companhia Siderurgica do Atlantico Ltd
Investments in associates and joint ventures
% Ownership	26.87%
Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.90%
% Voting capital		51.00%
Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.90%
% Voting capital		51.00%
Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		51.00%
% Voting capital		51.10%
MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		48.20%
% Voting capital		46.80%
Samarco Mineracao S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		55.00%
% Voting capital		55.00%
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures		$ 1,922	1,808
Equity results in income statement		329	179	26
Dividends received		$ 130	113	255
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
% Ownership		37.60%
% Voting capital		37.60%
Investments in associates and joint ventures		$ 968	969
Equity results in income statement		29	36	46
Dividends received		$ 19		8
Ferrous minerals | Zhuhai YPM Pellet Co
Investments in associates and joint ventures
% Ownership		25.00%
% Voting capital		25.00%
Investments in associates and joint ventures		$ 23	21
Ferrous minerals | Others
Investments in associates and joint ventures
Equity results in income statement				(2)
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures		$ 26	26
Equity results in income statement		7	9
Dividends received		$ 1
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures		$ 89	68
Equity results in income statement		50	17	25
Dividends received		$ 19	26	19
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.89%
% Voting capital		51.00%
Investments in associates and joint ventures		$ 82	59
Equity results in income statement		41	15	14
Dividends received		$ 16	27	16
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.90%
% Voting capital		51.00%
Investments in associates and joint ventures		$ 80	69
Equity results in income statement		40	16	21
Dividends received		$ 17	9	14
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		51.00%
% Voting capital		51.11%
Investments in associates and joint ventures		$ 137	108
Equity results in income statement		93	29	46
Dividends received		$ 29	41	30
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		48.16%
% Voting capital		46.75%
Investments in associates and joint ventures		$ 517	488
Equity results in income statement		69	57	43
Dividends received		$ 29	10	22
Ferrous minerals | Samarco Mineracao S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Equity results in income statement				(167)
Dividends received				146
Coal
Investments in associates and joint ventures
Investments in associates and joint ventures		$ 317	285
Equity results in income statement		$ 20	(4)	(3)
Dividends received				28
Coal | Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership		25.00%
% Voting capital		25.00%
Investments in associates and joint ventures		$ 317	285
Equity results in income statement		20	(4)	(3)
Dividends received				28
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures		13	12
Equity results in income statement		$ 1	(4)	(132)
Dividends received			4
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
% Ownership		25.00%
% Voting capital		25.00%
Investments in associates and joint ventures		$ 13	12
Equity results in income statement		$ 1	(1)	(3)
Dividends received			4
Base metals | Teal Minerals Inc.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Equity results in income statement			(3)	(129)
Others
Investments in associates and joint ventures
Investments in associates and joint ventures		$ 1,316	1,591
Equity results in income statement		(252)	138	(336)
Dividends received		$ 97	76	35
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
% Ownership		40.00%
% Voting capital		40.00%
Investments in associates and joint ventures		$ 101	129
Equity results in income statement		13	48	40
Dividends received		41	32	3
Others | Thyssenkrupp Companhia Siderurgica do Atlantico Ltd
Investments in associates and joint ventures
Equity results in income statement				(80)
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures		22	20
Equity results in income statement		$ (68)	(8)	(13)
Dividends received			1	2
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		55.00%
% Voting capital		55.00%
Investments in associates and joint ventures		$ 571	582
Equity results in income statement		27	46	50
Dividends received		$ 29	39	30
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		51.00%
% Voting capital		51.00%
Investments in associates and joint ventures		$ 160	148
Equity results in income statement		$ (2)	(6)	1
Others | California Steel Industries, Inc
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures		$ 200	185
Equity results in income statement		42	33	(27)
Dividends received		$ 27	4
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)		50.00%
% Voting capital		50.00%
Investments in associates and joint ventures		$ 262	527
Equity results in income statement		$ (264)	$ 25	$ (307)